SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of Selling, general and administrative expenses

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Salaries and benefits	$504	$507	$1,005	$4,242
Rent and property tax (benefit)/expense	(12)	3	16	16
Insurance	165	172	331	253
Utilities	1	1	2	2
Sales and marketing	247	83	434	105
Legal and professional fees	449	569	738	691
Other selling, general, and administrative expenses	16	10	85	19
Total	$1,370	$1,345	$2,611	$5,328

	For the Years End December 31,
	2021	2020
Salaries and benefits	$5,366	$908
Rent and property tax expense	24	62
Insurance	486	—
Utilities	4	1
Sales and marketing	749	96
Legal and professional fees	1,132	625
Other selling, general, and administrative expenses	308	15
Total	$8,069	$1,707